Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 13, 2024	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Date of incorporation	Nov. 23, 2020
Contract balance			$ 0	$ 0
Material changes		$ 0	$ 0